Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Abstract]
Software	$ 25,987	$ 27,055
Less: accumulated amortization	(7,961)	(6,758)
Total	$ 18,026	$ 20,297